Members' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
Members' Equity

Note 18—Members' Equity

        During the year ended December 31, 2011, PennyMac's limited liability company agreement was amended to issue additional preferred units and raise approximately $36 million from its preferred members, to issue additional common units to common members, to adopt the 2011 Equity Incentive Plan, and to provide for Class C common units.

        Subscriptions receivable are amounts due from certain members who are holders of preferred units, and earn interest at rates of either 4% or 8% annually. Interest is collectible from the distribution of the preferred return and receivables will be satisfied no later than at the time of income distribution to the members, in accordance with PennyMac's limited liability company agreement.

        Only the preferred units have voting rights. Each preferred unit entitles the holder to one (1) vote per preferred unit on any matters to be decided by a vote of the members. No other member and no other class of units have voting rights. Preferred unit holders are entitled to a preferred return of 8% per year on their capital contributions. In the event of liquidation, preferred unit holders are entitled to their accumulated unpaid return plus return of the face amount of their contributions before any distributions are made to common or Class C common unit holders. Preferred and common unit holders are also entitled to a priority operating return before any income is allocated to Class C common unit holders. In the event of a liquidation, preferred and common unit holders are entitled to their accumulated priority operating return before any distributions are made to Class C common unit holders.

        The Company made distributions of $15,847,000 and $14,968,000 to PennyMac's unit holders to pay a portion of the income taxes relating to the Company's taxable income allocated to the respective unit holders for the years ended December 31, 2012 and 2011, respectively.